Intangible Assets (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Cost	87,109	79,279
Intangible assets, Accumulated amortization	30,328	24,010
Intangible assets, Net book value	56,781	55,269
Clean Power Income Fund
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Cost	60,435	52,073
Intangible assets, Accumulated amortization	24,881	19,123
Intangible assets, Net book value	35,554	32,950
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Cost	26,674	27,206
Intangible assets, Accumulated amortization	5,447	4,887
Intangible assets, Net book value	21,227	22,319